Derivative Liabilities (Details Narrative)	3 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 12, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversion of convertible notes payable | shares			2,940,537
Conversion price | $ / shares			$ 1.58835
Change in fair value of derivative liabilities			$ 186,401
Percentage of qualified offering occurring						85.00%
Percentage of change of control occuring						0.00%
Derivative liabilities				$ 0	$ 0
Predecessor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Change in fair value of derivative liabilities	$ 228,100	$ 420,000
Measurement Input, Discount Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Discount rate						25
Common Stock Payable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value price percentage			80.00%
Fair value per share | $ / shares			$ 1.98542
Fair value consideration redemption			5,838,209